Annual Total Returns - VIPGovernmentMoneyMarketPortfolio-InvestorPRO - VIPGovernmentMoneyMarketPortfolio-InvestorPRO - VIP Government Money Market Portfolio - VIP Government Money Market Portfolio - Investor Class
Apr. 30, 2025
Bar Chart Table:
Annual Return 2015	0.01%
Annual Return 2016	0.18%
Annual Return 2017	0.65%
Annual Return 2018	1.63%
Annual Return 2019	1.99%
Annual Return 2020	0.31%
Annual Return 2021	0.01%
Annual Return 2022	1.42%
Annual Return 2023	4.87%
Annual Return 2024	5.08%